Consolidated Statement of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Net income (loss)	$ 32,192	$ (15,271)
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	(1,167)	(2,841)
Reclassification of share of other comprehensive loss of equity-accounted investees	0	708
Total other comprehensive loss	(1,167)	(2,133)
Total comprehensive income (loss) attributable to owners of the parent	$ 31,025	$ (17,403)